SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
Schedule of Reconciliation of Operating Profit or Loss from Segments to Consolidated

	2021	2020	2019
Segment operating income (loss)	(1,612)	269	2,201
Financial income (expense), net	145	(98)	(146)
Foreign Currency exchange (losses) gains, net	2,360	(1,359)	136
Income tax (expense) credit	(193)	(516)	(679)
Consolidated net profit (loss)	700	(1,704)	1,512

Schedule of Segment Reporting Information, by Segment

	HIFU	ESWL	DISTRIB	Reconciling	Total
2021	Division	Division	Division	Items	consolidated
Sales of goods	4,515	4,236	20,289	—	29,040
Sales of RPPs & leases	3,679	1,022	267	—	4,968
Sales of spare parts and services	1,715	5,758	2,578	—	10,052
Total sales	9,910	11,016	23,134	—	44,060
External other revenues	6	—	—	—	6
Total revenues	9,915	11,016	23,134	—	44,065
Total COS	(5,311)	(6,080)	(14,252)	—	(25,643)
Gross profit	4,604	4,936	8,882	—	18,422
R&D expenses	(2,238)	(835)	(329)	—	(3,402)
Selling and marketing expenses	(3,910)	(2,048)	(4,774)	—	(10,732)
G&A expenses	(1,481)	(1,161)	(1,355)	(1,904)	(5,900)
Total expenses	(7,630)	(4,043)	(6,458)	(1,904)	(20,034)
Operating income (loss) from operations	(3,025)	893	2,424	(1,904)	(1,612)
Total Assets	13,597	13,596	25,344	24,690	77,226
Capital expenditures	1,234	141	261	—	1,636
Non-current assets	3,689	2,185	3,971	—	9,845
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2020	Division	Division	Division	Items	consolidated
Sales of goods	6,000	6,248	15,274	—	27,523
Sales of RPPs & leases	3,594	927	224	—	4,745
Sales of spare parts and services	1,831	5,707	1,844	—	9,382
Total sales	11,425	12,882	17,342	—	41,649
External other revenues	12	—	—	—	12
Total revenues	11,438	12,882	17,342	—	41,662
Total COS	(5,144)	(7,232)	(10,906)	—	(23,283)
Gross profit	6,293	5,649	6,436	—	18,379
R&D expenses	(2,583)	(1,555)	(358)	—	(4,496)
Selling and marketing expenses	(3,151)	(2,052)	(4,076)	0	(9,279)
G&A expenses	(1,005)	(964)	(900)	(1,465)	(4,335)
Total expenses	(6,738)	(4,572)	(5,335)	(1,465)	(18,110)
Operating income (loss) from operations	(445)	1,078	1,102	(1,465)	269
Total Assets	16,279	15,567	20,795	2,551	55,193
Capital expenditures	1,144	309	557	—	2,010
Non-current assets	3,706	2,466	3,628	—	9,801
Goodwill	645	496	1,271	—	2,412

	HIFU	ESWL	DISTRIB	Reconciling	Total
2019	Division	Division	Division	Items	consolidated
Sales of goods	8,311	6,715	15,084	—	30,111
Sales of RPPs & leases	4,162	1,426	158	—	5,747
Sales of spare parts and services	1,618	6,048	1,335	—	9,001
Total sales	14,092	14,190	16,577	—	44,859
External other revenues	52	—	—	—	52
Total revenues	14,144	14,190	16,577	—	44,911
Total COS	(6,152)	(7,816)	(9,941)	—	(23,909)
Gross profit	7,991	6,374	6,637	—	21,002
R&D expenses	(1,962)	(1,394)	(372)	—	(3,728)
Selling and marketing expenses	(4,402)	(2,441)	(4,008)	—	(10,850)
G&A expenses	(1,168)	(904)	(854)	(1,297)	(4,224)
Total expenses	(7,533)	(4,738)	(5,233)	(1,297)	(18,802)
Operating income (loss) from operations	459	1,635	1,403	(1,297)	2,200
Total Assets	16,665	15,892	16,500	4,012	53,068
Capital expenditures	915	298	319	—	1,532
Non-current assets	4,096	4,448	2,427	—	10,971
Goodwill	645	450	1,317	—	2,412